Consolidated Balance Sheets (Parentheticals) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash and cash equivalents (variable interest entities restricted)	$ 145
Accounts and notes receivable:
Trade (allowance for doubtful receivables)	128	160
Investments
Other investments (investments carried at fair value)	2,064	2,136
Property
Net property (variable interest entities restricted)	1,388
Other Assets
Other intangible assets (accumulated amortization)	$ 1,805	$ 1,302
Stockholders' Equity
Preferred stock, series A par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, series A liquidation preference (in dollars per share)	$ 1,000	$ 1,000
Preferred stock issued, shares	4,000,000	4,000,000
Common Stock, Shares Authorized	1,500,000,000	1,500,000,000
Common Stock, Par or Stated Value Per Share	$ 2.50	$ 2.50
Common Stock, Shares, Issued	1,172,354,054	1,162,375,462
Treasury Stock, Shares	5,137,039	12,158,605